UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM NQ

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09152

The STAAR Investment Trust

 (Exact name of registrant as specified in charter)

604 McKnight Park Dr., Pittsburgh, PA 15237

 (Address of principal executive offices) (Zip code)

Andre Weisbrod

The STAAR Investment Trust

604 McKnight Park Drive

Pittsburgh, PA 15237

(Name and address of agent for service)

Registrant's telephone number, including area code: (412) 367-9076

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

	Staar General Bond Fund
	Schedule of Investments
	September 30, 2014 (Unaudited)

Shares		Value

CORPORATE/GOVERNMENT BONDS - 74.79%

Banking-Global - 1.09%
20,000	Corpbanca, 3.125%, 01/15/2018	$ 20,041

Commerce-Banks Central US - 9.00%
64,000	Bank of Oklahoma, 5.750%, 05/15/2017	63,904
50,000	GE Capital Retail Bank CD, 1.750%, 04/02/2017	50,400
50,000	GE Capital Retail Bank CD, 2.000%, 04/13/2018	50,665
		164,969
Commerce-Banks Eastern US - 20.12%
75,000	American Express Centurion CD, 1.550%, 12/22/2014	75,180
50,000	American Express Centurion CD, 1.400%, 10/06/2014	50,004
50,000	Discover Bank CD, 1.450%, 03/01/2017	50,984
40,000	Discover Bank CD, 1.750%, 04/04/2017	40,686
50,000	Goldman Sachs Bank CD, 1.650%, 10/05/2015	50,498
50,000	Goldman Sachs Bank CD, 1.650%, 10/05/2015	50,727
50,000	Goldman Sachs Bank CD, 1.750%, 12/21/2015	50,610
		368,689
Commercial Banks-US Banks Domestic - 3.80%
50,000	GE Capital Retail Bank CD, 1.500%, 03/28/2018	49,836
20,000	Goldman Sachs Bank CD, 2.000%, 06/04/2019	19,893
		69,729
Chemicals Domestic - 1.35%
25,000	Dow Chemical Co., 1.850%, 11/15/2017	24,727

Diversified Banking Institution - 11.05%
75,000	Bank of America Corp., 4.500%, 04/01/2015	76,460
25,000	JP Morgan Chase & Co., 2.600%, 01/15/2016	25,531
50,000	Morgan Stanley, 3.450%, 11/02/2015	51,415
50,000	Royal Bank of Canada, 2.000%, 01/29/2021 **	49,176
		202,582
Electric & Other Services Combined - 1.10%
20,000	ABB Fin USA, Inc., 1.625%, 05/08/2017	20,115

Finance Investor Broker-Banker - 5.86%
100,000	Merrill Lynch, 6.050%, 05/16/2016 MTN	107,371

Finance Services - 1.36%
25,000	Goldman Sachs Group, Inc., 2.000%, 05/13/2020	24,869

Food & Beverage - 1.34%
25,000	Beam, Inc., 1.750%, 06/15/2018	24,574

Integrated Oils - 1.36%
25,000	Petrobras Global Fin, 2.000%, 05/20/2016	24,999

Intermediate US Government/Government Agency - 4.08%
25,000	Catholic Health Init, 1.600%, 11/01/2017	25,110
25,000	Dow Chemical So. SR, 1.900%, 03/15/2018	24,677
25,000	GoldCorp, Inc., 2.125%, 03/15/2018	24,933
		74,720
Short Term Corporate - 1.64%
30,000	Wayne County Muni Taxable, 2.250%, 12/01/2014	30,002

Sovereign Agency - 4.38%
80,000	Federal National Mortgage Association, 2.625%, 11/20/2014	80,275

Steel-Products - 2.78%
50,000	Arcelormittal MTNA, 3.750%, 03/01/2016	51,000

Telephone-Integrated - 1.76%
30,000	CenturyLink, Inc., 6.000%, 04/01/2017	32,265

Water, Sewer, Pipeline, Comm & Power Line Construction - 1.36%
25,000	Kinder Morgan Energy Partners LP, 2.650%, 02/01/2019	24,926

Wholesale-Hardware - 1.36%
25,000	Intel Corp., 1.35%, 12/15/2017	24,919

TOTAL FOR CORPORATE/GOVERNMENT BONDS (Cost $1,330,113) - 74.79%		1,370,772

EXCHANGE TRADED FUNDS - 9.81%

Government/Agency Bonds - 5.50%
900	iShares Lehman TIPS Bond ETF	100,863

Mortgage Backed Securities - 4.30%
1,500	Vanguard Mortgage-Backed Securities ETF	78,855

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $170,978) - 9.81%		179,718

REAL ESTATE INVESTMENT TRUSTS - 5.66%
100,000	Health Care REIT, Inc., 3.625%, 3/15/2016	103,768

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $97,500) - 5.66%		103,768

REVENUE BONDS - 2.23%
50,000	Puerto Rico Infrastructure Fing Auth Revenue 3.875%, 02/01/2017	40,843

TOTAL FOR REVENUE BONDS (Cost $50,125) - 2.23%		40,843

SHORT TERM INVESTMENTS - 6.93%
127,003	Federated Prime Obligation Fund-Institutional Shares 0.02% ** (Cost $127,003)	127,003

TOTAL INVESTMENTS (Cost $1,800,741) - 99.42%		$ 1,822,104

OTHER ASSETS LESS LIABILITIES - 0.58%		10,607

NET ASSETS - 100.00%		$ 1,832,711

** Variable rate security; the coupon rate shown represents the yield at September 30, 2014.

NOTES TO FINANCIAL STATEMENTS
Staar General Bond Fund
1. SECURITY TRANSACTIONS

At September 30, 2014 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,800,741 amounted to $21,362, which consisted of aggregate gross unrealized appreciation of $34,582 and aggregate gross unrealized depreciation of $13,220.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$179,718	$0	$0	$179,718
Convertible Bonds	$0	$1,370,772	$0	$1,370,772
REITS	$103,768	$0	$0	$103,768
Revenue Bonds	$40,843	$0	$0	$40,843
Cash Equivalents	$127,003	$0	$0	$127,003
Total	$451,332	$1,370,772	$0	$1,822,104

	Staar Short-Term Bond Fund
	Schedule of Investments
	September 30, 2014 (Unaudited)

Shares		Value

CORPORATE/GOVERNMENT BONDS - 83.08%

Aerospace & Defense - 4.34%
65,000	L-3 Communications Corp., 1.500%, 05/28/2017	$ 64,524

Banking - 3.37%
30,000	Barclays BK Delaware CD, 1.1150%, 07/03/2017	29,844
50,000	Sallie Mae/Salt Lake CD, 1.200%, 11/07/2016	50,122
		79,966
Banks-Domestic MTN - 1.67%
25,000	Credit Suisse NY MTN, 1.375%, 05/26/2017	24,859

Commerce-Banks Eastern US - 10.13%
100,000	American Express Centurion CD, 1.550%, 12/22/2014	100,241
25,000	Discover Bank CD, 2.050%, 10/09/2018	25,172
25,000	Goldman Sachs Bank CD, 1.150%, 08/24/2015	25,120
		150,533
Commerce-US Banks Domestic - 13.03%
20,000	GE Capital Retail Bank CD, 1.150%, 05/23/2017	19,934
20,000	GE Capital Retail Bank CD, 1.000%, 01/17/2017	19,950
50,000	GE Capital Retail Bank CD, 1.050%, 02/28/2017	50,020
25,000	Goldman Sachs Bank USA CD, 1.000%, 02/06/2017	25,040
49,000	Goldman Sachs Bank USA CD, 1.050%, 04/17/2017	48,978
30,000	Synchrony Bank CD, 1.100%, 06/13/2017	29,857
		193,779
Commercial Banks-Non US - 1.01%
15,000	Firstbank Puerto Rico CD 0.900%, 06/21/2016	14,990

Commercial Services-Finance - 1.67%
25,000	Gatx Corp. SR NT, 1.250%, 03/04/2017	24,818

Communications Services, NEC - 6.40%
40,000	AT&T, Inc., 1.400%, 12/01/2017	39,774
10,000	AT&T, Inc. Global NT, 1.600%, 02/15/2017	10,075
25,000	BPCE Global NT, 1.700%, 04/25/2016	25,243
20,000	Vodafone Group, Plc., 1.625%, 03/20/2014	20,034
		95,126
Diversified Banking Institution - 13.50%
40,000	Ally Bank CD 1.100%, 08/22/2016	40,099
25,000	Bank of America Corp., 1.250%, 01/11/2016	25,106
60,000	Capital One Fin. Corp., 1.000%, 11/06/2015	60,167
25,000	Citigroup, Inc., 1.250%, 01/15/2016	25,129
40,000	Citigroup, Inc., 1.300%, 04/01/2016	40,123
10,000	JP Morgan Chase & Co. 1.100%, 10/15/2015	10,042
		200,666
Exploration & Production - 2.02%
30,000	CNOOC Finance 2013, Ltd. SR NT, 1.125%, 05/09/2016	30,024

Finance Investor Broker-Banker - 1.73%
25,000	Jefferies Group, Inc., 3.875%, 11/09/2015	25,724

Home Improvement - 1.68%
25,000	Whirlpool Corp. SR Global, 1.350%, 03/01/2017	24,915

Integrated Oils - 4.04%
60,000	Petrobras Global Fin, 2.000%, 05/20/2016	59,997

Oil & Gas Field Services, NEC - 2.03%
30,000	FMC Technologies, Inc., 2.000%, 10/01/2017	30,231

Services-Health Services - 1.67%
25,000	AmerisourceBergen Corp., 1.150%, 05/15/2017	24,837

Short Term Corporate - 5.07%
35,000	Nomura Holdings, Inc., 2.000%, 09/13/2016	35,346
40,000	Petrobras Global Fin., 2.000%, 05/20/2016	40,002
		75,348
Surgical & Medical Instruments - 4.68%
70,000	Carefusion Corp., 1.450%, 05/15/2017	69,636

Travel & Lodging - 2.02%
30,000	Carnival Corp. SR NT, 1.200% 02/05/2016	30,095

Wholesale-Hardware - 1.01%
15,000	Dell, Inc. NT, 2.300%, 09/10/2015	15,075

TOTAL FOR CORPORATE/GOVERNMENT BONDS (Cost $1,233,043) - 83.08%		$ 1,235,143

EXCHANGE TRADED FUNDS - 7.30%

Corporate/Preferred - 1.61%
300	Vanguard Short-Term Corporate Bond Index Fund ETF	23,961

Government/Agency Bonds - 5.68%
1,000	iShares Lehman 1-3 Year Treasury Bond ETF	84,510

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $107,649) - 7.30%		$ 108,471

SHORT TERM INVESTMENTS - 9.30%
138,307	Federated Prime Obligations Fund-Institutional Shares 0.02% ** (Cost $138,307)	138,307

TOTAL INVESTMENTS (Cost $1,477,998) - 99.68%		1,481,921

OTHER ASSETS LESS LIABILITIES - 0.32%		4,759

NET ASSETS - 100.00%		$ 1,486,680

** Variable rate security; the coupon rate shown represents the yield at September 30, 2014.

NOTES TO FINANCIAL STATEMENTS
Staar Short-Term Bond Fund
1. SECURITY TRANSACTIONS

At September 30, 2014 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,477,998 amounted to $2,920, which consisted of aggregate gross unrealized appreciation of $5,452 and aggregate gross unrealized depreciation of $2,532.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$108,471	$0	$0	$108,471
Convertible Bonds	$0	$1,235,143	$0	$1,235,143
Cash Equivalents	$138,307	$0	$0	$138,307
Total	$246,778	$1,235,143	$0	$1,481,921

	Staar Larger Company Stock Fund
	Schedule of Investments
	September 30, 2014 (Unaudited)

Shares		Value

COMMON STOCK - 23.60%

Aircraft - 0.58%
150	Boeing Co.	$ 19,107

Beverages - 0.85%
300	PepsiCo, Inc.	27,927

Computer & Office Equipment - 0.57%
100	International Business Machines	18,983

Converted Paper & Paperboard Products - 0.98%
300	Kimberly Clark Corp.	32,271

Crude Petroleum & Natural Gas - 2.50%
200	Anadarko Petroleum Corp.	20,288
400	Antero Resources Corp. *	21,956
200	Apache Corp.	18,774
300	Cenovus Energy, Inc.	8,064
200	Devon Energy Corp.	13,636
		82,718
Electric Services - 2.05%
1,000	PPL Corp.	32,840
800	Southern Co.	34,920
		67,760
Electrical Work - 0.44%
400	Quanta Services, Inc. *	14,516

Electronic Connectors - 0.91%
300	Amphenol Corp. Class-A	29,958

Egines & Turbines - 0.80%
200	Cummins, Inc.	26,396

Heating Equipment, Except Electric, Warm Air & Plumbing Fixtures - 0.44%
300	Jacobs Engineering Group, Inc. *	14,646

Measuring & Controlling Devices - 0.55%
600	Trimble Navigation, Ltd. *	18,300

Men's and Boys' Furnishings, Work Clothing, & Allied Garment - 1.40%
700	V.F. Corp.	46,221

National Commercial Banks - 0.94%
600	Wells Fargo & Co.	31,122

Oil & Gas Field Machinery & Equipment - 1.20%
200	National Oilwell Varco, Inc.	15,220
800	Now, Inc. *	24,328
		39,548
Personal Credit Institutions - 0.39%
200	Discover Financial Services	12,878

Petroleum Refining - 0.53%
400	HollyFrontier Corp.	17,472

Pharmaceutical Preparations - 0.67%
600	Zoetis, Inc.	22,170

Plastic Materials, Synthetic Resins & Non Vulcan Elastomers - 0.73%
300	Eastman Chemical Co.	24,267

Railroads, Line-Haul Operating - 0.73%
200	Kansas City Southern	24,240

Retail-Variety Stores - 1.14%
300	Costco Wholesale Corp.	37,596

Retail-Grocery Stores - 0.66%
750	Sprouts Farmers Market, Inc. *	21,803

Semiconductors & Related Devices - 1.00%
700	Microchip Technology, Inc.	33,061

Services- Equipment Rental & Leasing - 0.67%
200	United Rentals, Inc. *	22,220

Services-Prepackaged Software - 1.26%
900	3D Systems Corp. *	41,733

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 0.51%
200	Procter & Gamble Co.	16,748

Telephone Communications - 1.10%
100	Equinix, Inc. *	21,248
300	Verizon Communications, Inc.	14,997
		36,245

TOTAL FOR COMMON STOCK (Cost $681,301) - 23.60%		$ 779,906

EXCHANGE TRADED FUNDS - 13.72%

Equity: Large Cap - 0.63%
500	First Trust Ise Cloud Computing Index ETF	$ 13,698
100	WisdomTree Total Earnings ETF	7,081
		20,779
Growth: Large Cap - 1.20%
200	iShares Core S&P 500 ETF	39,652

Growth: Mid Cap - 4.81%
1,800	iShares Russell Midcap Growth Index Fund ETF	159,030

Sector Fund: Energy - 0.27%
200	iShares S&P North American Natural Resources ETF	8,950

Sector Fund: Health & Biotech - 2.84%
100	iShares NASDAQ Biotechnology ETF	27,363
200	iShares U.S. Healthcare ETF	26,870
400	iShares U.S. Medical Devices ETF	39,760
		93,993
Sector Fund: Real Estate - 1.92%
400	iShares Dow Jones US Real Estate ETF	27,680
500	Vanguard REIT Index ETF	35,925
		63,605
Sector Fund: Undefined Equity - 2.04%
700	Consumer Staples Select Sector SPDR ETF	31,577
200	iShares Dow Jones Basic Materials Sector ETF	17,214
350	Market Vectors-Agribusiness ETF	18,511
		67,302

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $297,789) - 13.72%		$ 453,311

OPEN-END MUTUAL FUNDS - 54.39%

6,743	AF Fundamental Investors Fund Class F-1	$ 364,345
14,272	AMG Yacktman Service	354,507
11,751	Brown Advisory Growth Equity Fund Institutional *	223,383
1,041	Calamos Growth Fund Class-A *	50,478
8,045	Franklin Rising Dividends Fund Class-A	399,982
3,608	Mairs & Power Growth Fund	404,712

TOTAL FOR OPEN-END MUTUAL FUNDS (Cost $911,312) - 54.39%		$ 1,797,407

REAL ESTATE INVESTMENT TRUSTS - 3.84%

400	American Tower Corp.	$ 37,452
300	Boston Properties, Inc.	34,728
500	HCP, Inc.	19,855
75	Public Storage, Inc.	12,438
700	Weyerhaeuser Co.	22,302

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $111,862) - 3.84%		$ 126,775

SHORT TERM INVESTMENTS - 4.43%
146,511	Federated Prime Obligations Fund-Institutional Shares 0.02% ** (Cost $146,511)	146,511

TOTAL INVESTMENTS (Cost $2,148,775) - 99.97%		3,303,910

OTHER ASSETS LESS LIABILITIES - 0.03%		875

NET ASSETS - 100.00%		$ 3,304,785

* Non-income producing securities for the period.
** Variable rate security; the coupon rate shown represents the yield at September 30, 2014.

NOTES TO FINANCIAL STATEMENTS
Staar Larger Company Stock Fund
1. SECURITY TRANSACTIONS

At September 30, 2014 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,148,775 amounted to $1,155,133, which consisted of aggregate gross unrealized appreciation of $1,187,982 and aggregate gross unrealized depreciation of $32,849.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$779,906	$0	$0	$779,906
Exchange Traded Funds	$453,311	$0	$0	$453,311
REIT	$126,775	$0	$0	$126,775
Mutual Funds	$1,797,407	$0	$0	$1,797,407
Cash Equivalents	$146,511	$0	$0	$146,511
Total	$3,303,910	$0	$0	$3,303,910

	Staar Smaller Company Stock Fund
	Schedule of Investments
	September 30, 2014 (Unaudited)

Shares		Value

COMMON STOCK - 11.51%

Crude Petroleum & Natural Gas- 1.00%
7,000	Pengrowth Energy Corp.	$ 36,400

Footwear, (No Rubber) - 0.89%
1,000	Steve Madden Ltd. *	32,230

Mining & Quarrying of Nonmetals - 1.38%
800	U.S. Silica Holdings, Inc.	50,008

Miscellaneous Food Preparation - 1.25%
3,500	Inventure Foods, Inc. *	45,360

Perfumes, Cosmetics & Other Toiletries - 0.74%
1,200	United Guardian, Inc.	26,796

Petroleum Refining - 0.65%
250	BP Prudhoe Bay Royalty Trust Co.	23,557

Pharmaceutical Preparations- 0.64%
15,500	Apricus Biosciences, Inc. *	23,405

Retail-Auto Dealers & Gasoline - 1.19%
1,200	CST Brands, Inc.	43,140

Services-Equipment Rental & Leasing - 0.31%
100	United Rentals, Inc. *	11,110

Services-Commercial Physical & Biological Research - 1.56%
900	Paraxel International Corp. *	56,781

Surgical & Medical Instruments - 0.35%
200	ICU Medical, Inc. *	12,836

Telephone Communications - 0.85%
30,000	Elephant Talk Communications Corp. *	30,900

Wholesale-Hardware & Plumbing - 0.71%
300	Watsco, Inc.	25,854

TOTAL FOR COMMON STOCK (Cost $361,349) - 11.51%		$ 418,377

EXCHANGE TRADED FUNDS - 30.59%

Growth: Small Cap - 14.11%
900	iShares MicroCap ETF	62,568
4,000	iShares S&P Smallcap 600 Growth ETF	450,240
		512,808
Sector Fund: Utility - 0.44%
700	PowerShares Global Water Portfolio ETF	15,932

Value: Mid Cap - 0.96%
400	WisdomTree Midcap Earnings Fund ETF	35,012

Value: Small Cap - 15.08%
1,000	iShares Russell 2000 Value Index Fund ETF	93,560
7,000	WisdomTree Smallcap Dividend Fund ETF	454,580
		548,140

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $751,274) - 30.59%		$ 1,111,892

OPEN-END MUTUAL FUNDS - 49.98%

9,739	Columbia Acorn Fund Class-Z *	$ 345,360
8,630	Franklin MicroCap Value Fund Class-A	330,797
4,991	Keeley Small Cap Value Fund Class-A	180,935
5,499	Satuit Capital MicroCap Fund Class-A *	185,639
12,278	The Aberdeen Small Cap Fund Class-A *	276,369
58,051	Wasatch Smallcap Value Fund *	330,309
9,763	William Blair Value Discovery Fund I	167,136

TOTAL FOR OPEN-END MUTUAL FUNDS (Cost $1,260,401) - 49.98%		$ 1,816,545

REAL ESTATE INVESTMENT TRUSTS - 2.40%
700	Eastgroup Properties, Inc.	42,413
2,500	Medical Properties Trust, Inc.	30,650
700	One Liberties Properties, Inc.	14,161

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $74,889) - 2.40%		$ 87,224

SHORT TERM INVESTMENTS - 5.49%
199,554	Federated Prime Obligations Fund-Institutional Shares 0.02% ** (Cost $199,554)	199,554

TOTAL INVESTMENTS (Cost $2,647,466) - 99.98%		3,633,592

OTHER ASSETS LESS LIABILITIES - 0.02%		875

NET ASSETS - 100.00%		$ 3,634,467

* Non-income producing securities for the period.
** Variable rate security; the coupon rate shown represents the yield at September 30, 2014.

NOTES TO FINANCIAL STATEMENTS
Staar Smaller Company Stock Fund
1. SECURITY TRANSACTIONS

At September 30, 2014 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,647,466 amounted to $986,121, which consisted of aggregate gross unrealized appreciation of $1,034,345 and aggregate gross unrealized depreciation of $48,224.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$418,377	$0	$0	$418,377
Exchange Traded Funds	$1,111,892	$0	$0	$1,111,892
REITS	$87,224	$0	$0	$87,224
Mutual Funds	$1,816,545	$0	$0	$1,816,545
Cash Equivalents	$199,554	$0	$0	$199,554
Total	$3,633,592	$0	$0	$3,633,592

	Staar International Fund
	Schedule of Investments
	September 30, 2014 (Unaudited)

Shares		Value

COMMON STOCK - 5.05%

Agricultural Chemicals - 0.41%
300	Potash Corp. of Saskatchewan, Inc.	$ 10,368

Agriculture Production-Crops - 0.35%
1,000	Adecoagro S.A. *	8,800

Beverages - 0.92%
200	Diageo Plc ADR	23,080

Crude Petroleum & Natural Gas - 0.62%
3,000	Pengrowth Energy Corp.	15,600

Petroleum Refining - 0.98%
900	Statoil ASA ADR	24,444

Services-Business Services - 0.65%
200	Accenture International Equity Fund	16,264

Services-Equipment Rental & Leasing - 0.62%
500	Textainer Group Holding, Ltd.	15,560

Telephone Communication - 0.49%
12,000	Elephant Talk Communications Corp. *	12,360

TOTAL FOR COMMON STOCK (Cost $118,244) - 5.05%		$ 126,476

EXCHANGE TRADED FUNDS - 25.47%

Emerging Markets: Equity - 2.66%
1,600	iShares MSCI Emerging Markets Index Fund ETF	$ 66,496

Equity: Blend - 2.00%
1,100	WisdomTree DIEFA High Yield Equity Fund ETF	50,017

Equity: Large Cap - 6.14%
500	WisdomTree International Dividend Top 100 Fund ETF	23,400
2,200	WisdomTree International Small Cap Dividend Fund ETF	130,196
		153,596
Larger: Company Hedge - 1.33%
1,200	DB X-Trackers MSCI EAFE Hedged Equity Fund ETF	33,276

International Country Fund - 6.77%
1,200	iShares MSCI Australia Index Fund ETF	28,728
200	iShares MSCI Brazil Index Fund ETF	8,690
500	iShares MSCI Canada ETF	15,345
200	iShares MSCI Chile Index Fund ETF	8,528
1,600	iShares MSCI Malaysia Index Fund ETF	24,640
1,700	iShares MSCI Singapore Index Fund ETF	22,678
600	iShares MSCI Sweden Index Fund ETF	19,854
500	WisdomTree Australia Dividend Fund ETF	27,909
600	WisdomTree India Earnings Fund ETF	13,146
		169,518
International Equity - 3.13%
2,000	Builders Emerging Markets 50 ADR Index ETF	78,422

International Region Fund - 1.39%
600	iShares S&P Latin American 40 Index Fund ETF	22,128
150	SPDR S&P Emerging Asia Pacific ETF	12,574
		34,702
Investment Management - 1.62%
300	iShares MSCI Frontier 100 ETF	11,352
900	iShares MSCI Switzerland Index Fund ETF	29,259
		40,611
Sector Fund: Real Estate - 0.44%
200	Vanguard Global Ex-U.S. Real Estate ETF	10,890

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $605,121) - 25.47%		$ 637,528

OPEN-END MUTUAL FUNDS - 63.95%
4,962	American Europacific Growth Fund Class-F-1	$ 239,824
4,877	Calamos International Growth Class-A	94,563
4,114	Harbor International Institutional Class	283,763
3,916	Putnam International Capital Opportunity Fund Class-A	142,794
13,263	Sextant International Fund	214,062
17,865	T. Rowe Price International Growth & Income Fund	276,371
6,887	Templeton Developing Markets Fund Class-A	150,697
12,901	The Aberdeen International Equity Fund Institutional Service Class	198,544

TOTAL FOR OPEN-END MUTUAL FUNDS (Cost $1,051,828) - 63.95%		$ 1,600,618

SHORT TERM INVESTMENTS - 5.52%
138,217	Federated Prime Obligations Fund-Institutional Shares 0.02% ** (Cost $138,217)	138,217

TOTAL INVESTMENTS (Cost $1,913,410) - 100.00%		2,502,839

OTHER ASSETS LESS LIABILITIES - 0.00%		(90)

NET ASSETS - 100.00%		$ 2,502,749

* Non-income producing securities for the period.
** Variable rate security; the coupon rate shown represents the yield at September 30, 2014.
ADR - American Depository Receipt.

NOTES TO FINANCIAL STATEMENTS
Staar International Fund
1. SECURITY TRANSACTIONS

At September 30, 2014 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,913,410 amounted to $589,428, which consisted of aggregate gross unrealized appreciation of $613,330 and aggregate gross unrealized depreciation of $23,902.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$126,476	$0	$0	$126,476
Exchange Traded Funds	$637,528	$0	$0	$637,528
Mutual Funds	$1,600,618	$0	$0	$1,600,618
Cash Equivalents	$138,217	$0	$0	$138,217
Total	$2,502,839	$0	$0	$2,502,839

	Staar Alternative Categories Fund
	Schedule of Investments
	September 30, 2014 (Unaudited)

Shares		Value

COMMON STOCK - 22.33%

Agriculture Production-Crops - 0.27%
1,000	Adecoagro S.A. *	$ 8,800

Aircraft - 0.58%
150	Boeing Co.	19,107

Beverages - 1.05%
300	Diageo Plc ADR	34,620

Converted Paper & Paper Products (No Containers/Boxes) - 0.33%
100	Kimberly Clark Corp.	10,757

Crude Petroleum & Natural Gas - 3.11%
200	Anadarko Petroleum Corp.	20,288
250	Apache Corp.	23,467
400	Antero Resources Corp. *	21,956
200	Devon Energy Corp.	13,636
4,500	Pengrowth Energy Corp.	23,400
		102,747
Electric Services - 1.42%
900	PPL Corp.	29,556
400	Southern Co.	17,460
		47,016
Electrical Work - 0.44%
400	Quanta Services, Inc. *	14,516

Electronic Connectors - 0.60%
200	Amphenol Corp. Class-A	19,972

Engines & Turbines - 0.60%
150	Cummins, Inc.	19,797

Heavy Construction Other Than - 0.44%
300	Jacobs Engineering Group, Inc. *	14,646

Men's & Boys' Furnishings, Work Clothing & Allied Garments - 1.40%
700	V.F. Corp.	46,221

Miscellaneous Food Preparation - 1.18%
3,000	Inventure Foods, Inc. *	38,880

Perfumes, Cosmetics & Other Toilet Preparations - 0.54%
800	United Guardian, Inc.	17,864

Petroleum Refining - 1.00%
200	HollyFrontier Corp.	8,736
900	Statoil ASA ADR	24,444
		33,180
Pharmaceutical Preparations - 1.29%
400	Bristol Myers Squibb Co.	20,472
600	Zoetis, Inc.	22,170
		42,642
Plastic Materials, Synthetic Resin & Non Vulcan Elastomers - 0.73%
300	Eastman Chemical Co.	24,267

Retail-Variety Stores - 0.95%
250	Costco Wholesale Corp.	31,330

Retail-Auto Dealers & Gasoline - 0.54%
500	CST Brands, Inc.	17,975

Retail-Grocery Stores - 0.66%
750	Sprouts Farmers Market, Inc. *	21,803

Services-Business Services, NEC - 0.49%
200	Accenture Plc. Class-A	16,264

Services-Equipment Rental & Leasing, NEC - 1.24%
600	Textainer Group Holding Ltd.	18,672
200	United Rentals, Inc. *	22,220
		40,892
Services-Commercial Physical & Biological Research - 0.76%
400	Paraxel International Corp. *	25,236

Services-Prepackaged Software - 1.26%
900	3D Systems Corp. *	41,733

State Commercial Banks - 0.41%
200	Northern Trust Corp.	13,606

Surgical & Medical Instruments - 0.58%
300	ICU Medical, Inc. *	19,254

Telephone Communications - 0.45%
300	Verizon Communications, Inc.	14,997

TOTAL FOR COMMON STOCK (Cost $588,827) - 22.33%		$ 738,122

EXCHANGE TRADED FUNDS - 28.88%

Broad Based - 0.28%
400	PowerShares DB Commodity Index Track ETF *	9,288

Energy - 0.29%
1,500	PowerShares Wolderhill Clean Energy ETF	9,495

Equity: Blend - 0.35%
600	Global X Social Media Index ETF	11,550

Equity: Large Cap - 0.54%
300	WisdomTree International Small Cap Dividend Fund ETF *	17,754

Growth: Large Cap - 0.82%
600	Guggenheim Spin-Off ETF	27,072

Growth: Mid Cap - 4.28%
1,600	iShares Russell Midcap Growth Index Fund ETF	141,360

Growth: Small Cap - 2.30%
300	iShares MicroCap Index Fund ETF	20,856
300	iShares Russell 2000 Index Fund ETF	32,805
200	iShares S&P Smallcap 600 Growth Fund ETF	22,512
		76,173
International Country Fund - 1.77%
1,200	iShares MSCI Australia Index Fund ETF	28,728
900	iShares MSCI Malaysia Index Fund ETF	13,860
1,200	iShares MSCI Singapore Index Fund ETF	16,008
		58,596
International Equity - 1.07%
900	Builders Emerging Markets 50 ADR Index Fund ETF	35,290

International Region Fund - 0.51%
200	SPDR S&P Emerging Asia Pacific Fund ETF	16,766

Larger: Company Hedge - 0.50%
600	DB X-Trackers MSCI EAFE Hedged Equity Fund ETF	16,638

Sector Fund: Energy - 0.61%
400	First Trust-ISE Revere Natural Gas ETF	7,156
300	iShares S&P Global Energy Sector Index Fund ETF	13,152
		20,308
Sector Fund: Health & Biotech - 4.44%
400	iShares Global Healthcare ETF	39,080
150	iShares NASDAQ Biotechnology Index Fund ETF	41,044
200	iShares US Healthcare ETF	26,870
400	iShares US Medical Devices ETF	39,760
		146,754
Sector Fund: Real Estate - 4.32%
200	iShares US Real Estate Index Fund ETF	13,840
400	iShares US Technology ETF	40,304
300	PowerShares Buyback Achievers ETF	13,422
400	SPDR DJ Global Real Estate ETF	17,732
800	Vanguard REIT Index ETF	57,480
		142,778
Sector Fund: Technology - 1.66%
600	iShares S&P Global Technology Sector Fund ETF	54,906

Sector Fund: Undefined Equity - 2.27%
800	IQ Global Agribusiness Small Cap ETF	20,564
200	iShares S&P Global Consumer Staples Index Fund ETF	17,544
700	Market Vectors-Agribusiness ETF	37,023
		75,131
Sector Fund: Utility - 1.80%
600	iShares Global Infrastructure ETF	25,458
1,500	PowerShares Global Water Portfolio ETF	34,140
		59,598
Value: Mid Cap - 1.06%
400	WisdomTree Midcap Earnings Fund ETF	35,012

TOTAL FOR EXCHANGE TRADED FUNDS (Cost 712,164) - 28.88%		$ 954,469

OPEN-END MUTUAL FUNDS - 39.50%

1,752	American Smallcap World Fund Class-F-1 *	$ 84,519
7,753	Franklin Mutual Discovery Fund Class-A	266,638
4,095	Franklin Natural Resources Fund Class-A	150,683
10,704	Live Oak Health Sciences Fund	224,991
8,027	Matthews Asian Growth & Income Fund	155,073
877	Permanent Portfolio Fund	38,040
2,188	Vanguard Energy Fund	150,634
1,104	Vanguard Health Care Fund	234,981

TOTAL FOR OPEN-END MUTUAL FUNDS (Cost $777,688) - 39.50%		$ 1,305,559

REAL ESTATE INVESTMENT TRUSTS - 4.31%
350	American Tower Corp.	$ 32,770
300	Boston Properties, Inc.	34,728
500	Eastgroup Properties, Inc.	30,295
500	HCP, Inc.	19,855
1,200	Medical Properties Trust, Inc.	14,712
500	One Liberties Properties, Inc.	10,115

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $131,581) - 4.31%		$ 142,475

SHORT TERM INVESTMENTS - 4.91%
162,230	Federated Prime Obligations Fund-Institutional Shares 0.02%** (Cost $162,230)	162,230

TOTAL INVESTMENTS (Cost $2,372,490) - 99.93%		$ 3,302,855

OTHER ASSETS LESS LIABILITIES - 0.07%		2,365

NET ASSETS - 100.00%		$ 3,305,220

* Non-income producing securities for the period.
** Variable rate security; the coupon rate shown represents the yield at September 30, 2014.
ADR - American Depository Receipt.

NOTES TO FINANCIAL STATEMENTS
Staar Alternative Categories Fund
1. SECURITY TRANSACTIONS

At September 30, 2014 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,372,490 amounted to $930,350, which consisted of aggregate gross unrealized appreciation of $969,915 and aggregate gross unrealized depreciation of $39,565.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$738,122	$0	$0	$738,122
Exchange Traded Funds	$954,469	$0	$0	$954,469
REITS	$142,475	$0	$0	$142,475
Mutual Funds	$1,305,559	$0	$0	$1,305,559
Cash Equivalents	$162,230	$0	$0	$162,230
Total	$3,302,855	$0	$0	$3,302,855

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The STAAR Investment Trust

By (Signature and Title)

/s/ J. Andre Weisbrod

----------------------------------------

J. Andre Weisbrod,

Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ J. Andre Weisbrod

----------------------------------------

J. Andre Weisbrod,

Chief Financial Officer

SIGNATURES

The STAAR Investment Trust

(Registrant)

Date: November 24, 2014

The STAAR Investment Trust

(Registrant)

Date: November 24, 2014